Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Sale Of Subsidiary [Abstract]
Discretionary Contributions by Company	$ 200	$ 237	$ 240
Base salary	25.00%
Annual cash bonus pay	100.00%
Company's matching contribution	100.00%
Percentage of participants cash compensation	4.00%
Percentage of vested	100.00%
Period of annual installments	10 years
Scheduled in-service withdrawals, years	5 years
Company contribution to NQ Plan	$ 89
Number Of Participants Enrolled In NQ Plan	0